SCHEDULE OF RESTRICTED ORDINARY SHARES HELD BY THE COMPANY'S EMPLOYEES (Details) - Share-Based Payment Arrangement, Employee [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, beginning balance	2,802,977	4,976,485
Weighted average grant date fair value, Unvested, beginning balance	¥ 4.62	¥ 3.20
Number of shares, Granted	6,430,000	860,000
Weighted average grant date fair value, Granted	¥ 0.54	¥ 0.29
Number of shares, Vested	(906,732)	(2,001,838)
Weighted average grant date fair value, Vested	¥ 0.89	¥ 1.07
Number of shares, Forfeited	(87,225)	(1,031,670)
Weighted average grant date fair value, Forfeited	¥ 1.76	¥ 1.04
Number of shares, Unvested, ending balance	8,239,020	2,802,977
Weighted average grant date fair value, Unvested, ending balance	¥ 1.88	¥ 4.62